Fair Value Measurements (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)
Fair Value Measurements
Equity derivatives, number of common shares held (in shares) | shares	330,441		330,441
Derivative, common shares weighted average price (in dollars per share) | $ / shares	$ 38.04		$ 38.04
Minimum | Revenue growth rate
Fair Value Measurements
Estimated fair value consideration percentage	11		11
Minimum | Discount rate
Fair Value Measurements
Estimated fair value consideration percentage	11		11
Maximum | Revenue growth rate
Fair Value Measurements
Estimated fair value consideration percentage	13		13
Maximum | Discount rate
Fair Value Measurements
Estimated fair value consideration percentage	13		13
General and administrative expenses
Fair Value Measurements
Expense (recovery) | $	$ (3.0)	$ 1.0	$ (5.3)	$ (1.2)